UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

300 Crescent Court

Suite 1100

Dallas, TX 75201

(Address of principal executive offices)

(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ranger Quest for Income and Growth Fund
Schedule of Investments
October 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 56.62%

Aerospace & Defense - 3.15%
1,321	Bae Systems	23,633

Beverages - 1.55%
900	Coca-Cola Amatil	11,660

Capital Markets - 2.40%
1,000	Apollo Investment	8,280
500	Federation Investors Inc.	9,770
		18,050
Diversified Financial Services - 1.11%
1,000	KKR Financial	8,350

Diversified Telecommunication Services - 16.99%
956	AT&T Corp.	28,020
1,802	France Telecom Sa	32,400
4,000	Singapore Telecom Ltd.	10,171
1,623	Telstra Corp Ltd	26,374
831	Verison Communications	30,730
		127,696
Electric Utilities - 3.70%
643	Southern Co.	27,778

Food Products - 1.92%
250	Nestles ADR	14,400

Household Products - 1.86%
200	Kimberly Clark Corp	13,942

Media - 3.18%
1,657	Regal Entertainment Group	23,927

Pharmaceuticals - 5.26%
245	Novartis Ag	13,835
718	Sanofi Aventis	25,669
		39,504
Tobacco - 11.66%
500	Altria Group, Inc	13,775
235	British American Tobacco Plc	21,679
407	Imperial Tobacco Group Plc	29,711
321	Philip Morris International Inc.	22,428
		87,593
Wireless Telecommunication Services - 3.85%
1,039	Vodafone Group Plc	28,926

TOTAL FOR COMMON STOCKS (Cost $407,042) - 56.62%		$ 425,458

REAL ESTATE INVESTMENT TRUSTS - 17.14%
1,578	Annaly Capital Management	26,589
1,100	Crexus Investment Corp.	10,516
580	Health Care REIT, Inc.	30,560
893	National Retail Properties, Inc.	24,334
1,166	Penny Mac Management Investment Trust	19,939
899	Starwood Property Trust, Inc.	16,892
		128,830

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $120,531) - 17.14%		$ 128,830

MASTER LIMITED PARTNERSHIPS - 24.7%
940	Boardwalk Pipeline Partners	26,865
970	Brookfield Infre Partners	24,337
506	Energy Transfer Partners	23,640
390	Kinder Morgan Energy Partners	29,636
437	Markwest Energy Partners Lp	21,776
478	Plains All American Pipeline	31,534
614	TC Pipelines LP	27,974
		185,762

TOTAL FOR MASTER LIMITED PARTNERSHIPS (Cost $170,931) - 24.72%		$ 185,762

SHORT TERM INVESTMENTS - 0.80%
6,003	First American Government Obligation Fund 0.00% ** (Cost $6,003)	6,003

TOTAL INVESTMENTS (Cost $704,507) - 99.28%		$ 746,053

OTHER ASSETS LESS LIABILITIES - 0.72%		5,377

NET ASSETS - 100.00%		$ 751,430

ADR - American Depository Receipts.
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2011.

NOTES TO FINANCIAL STATEMENTS
Ranger Quest for Income and Growth Fund
1. SECURITY TRANSACTIONS
At October 31, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $704,507 amounted to $41,546.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund's assets measured at fair value as of October 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$425,458	$0	$0	$425,458
Real Estate Investment Trusts	$128,830	$0	$0	$128,830
Master Limited Partnerships	$185,762	$0	$0	$185,762
Preferred Stocks	$0			$0
Cash Equivalents	$6,003	$0	$0	$6,003
Total	$746,053	$0	$0	$746,053

Ranger Small Cap Fund
Schedule of Investments
October 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 96.44%

Advertising Agencies - 0.84%
379	Constant Contact, Inc. *	$ 7,671

Aerospace - 3.61%
569	Triumph Group, Inc.	33,059

Back Office Support HR & Consutling - 3.52%
595	Maximus, Inc.	24,002
135	Advisory Board Co. *	8,269
		32,271
Banks: Diversified - 11.05%
1047	Home Bancshares, Inc.	24,552
631	Prosperity Bancshares, Inc.	24,287
334	Signature Bank Corp. *	18,607
658	Texas Capital Bancshares, Inc. *	18,424
170	SVB Financial Group *	7,810
646	Washington Banking Co.	7,636
		101,316
Chemicals: Diversified - 0.76%
349	TPC Group, Inc. *	6,935

Chemicals: Specialty - 0.83%
386	Kraton Performance Polymers, Inc. *	7,596

Communications Technology - 3.97%
754	Aruba Networks, Inc. *	17,862
1382	Allot Communications Ltd. *	18,477
		36,340
Computer Services Software & Systems - 9.66%
751	Synchronoss Technologies, Inc. *	22,575
453	Opnet Technologies, Inc.	19,814
599	Sourcefie, Inc. *	16,502
513	Ariba, Inc. *	16,252
314	Rightnow Technologies, Inc. *	13,505
		88,649
Electronic Components - 3.48%
800	Acacia Research Corp. *	31,872

Foods - 2.69%
402	Treehouse Foods, Inc. *	24,659

Health Care Management Services - 4.75%
382	Catalyst Health Solutions, Inc. *	20,999
228	Computer Programs & Systems, Inc.	11,644
309	Centene Corp. *	10,861
		43,504
Health Care Services - 10.64%
555	SXC Health Solutions Corp. *	25,985
559	IPC The Hospitalist Co., Inc. *	23,439
825	HMS Holdings Corp. *	20,163
364	Corvel Corp. *	18,771
234	Quality Systems, Inc.	9,105
		97,463
Machinery: Industrial - 1.02%
166	Chart Industries, Inc. *	9,381

Oil Well Equipment & Services - 2.43%
255	Lufkin Industries, Inc.	15,068
250	Dawson Geophysical Co. *	7,225
		22,293
Oil: Crude Producers - 5.38%
1091	Approach Resources, Inc. *	26,631
510	Rosetta Resources, Inc. *	22,613
		49,245
Pharmaceuticals - 1.13%
548	Impax Laboratories, Inc. *	10,363

Producer Durables: Misc - 2.19%
532	Be Aerospace, Inc. *	20,072

Railroad Equipment - 1.58%
215	Westinghouse Air Brake Technologies Corp. *	14,444

Restaurants - 4.12%
309	BJ's Restaurants, Inc. *	16,355
84	Panera Bread Co. *	11,230
522	Bravo Rio Restaurant Group, Inc. *	10,142
		37,728
Securities Brokerage & Services - 1.58%
496	MarketAxess Holdings, Inc.	14,498

Semiconductors & Components - 3.43%
535	Ceva, Inc. *	16,622
1344	Inphi Corp. *	14,838
		31,460
Specialty Retail - 10.66%
1920	Pier 1 Imports, Inc. *	24,019
410	Group 1 Automotive, Inc.	18,680
877	Finish Line, Inc. Class-A	17,628
458	Shoe Carnival, Inc. *	12,499
300	America's Car Mart, Inc. *	10,014
150	Genesco, Inc. *	8,841
267	Teavana Holdings, Inc. *	6,104
		97,784
Textiles Apparel & Shoes - 5.86%
643	Wolverine World Wide, Inc.	24,389
388	Oxford Industries, Inc.	15,326
380	Steven Madden Ltd. *	14,022
		53,737
Transportation Miscellaneous - 1.26%
369	Hub Group, Inc. *	11,535

TOTAL FOR COMMON STOCKS (Cost $748,885) - 96.44%		$ 883,873

SHORT TERM INVESTMENTS - 4.13%
37,825	First American Government Obligation Fund 0.00% ** (Cost $37,825)	37,825

TOTAL INVESTMENTS (Cost $786,710) - 100.56%		$ 921,698

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.56%)		(5,153)

NET ASSETS - 100.00%		$ 916,545

ADR - American Depository Receipts.
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2011.

NOTES TO FINANCIAL STATEMENTS
Ranger Small Cap Fund
1. SECURITY TRANSACTIONS
At October 31, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $786,710 amounted to $134,990.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of October 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$883,873	$0	$0	$883,873
Preferred Stocks	$0			$0
Cash Equivalents	37,825	$0	$0	$37,825
Total	$921,698	$0	$0	$921,698

ITEM 2. CONTROLS AND PROCEDURES.

   (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

   (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date December 30, 2011